Other Comprehensive Income (Loss) - Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 298,898	$ 184,461	$ 137,616
Total other comprehensive income (loss)	8,326	(50)	1,412
Ending balance	330,126	298,898	184,461
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,347	3,185	2,008
Other comprehensive income (loss) before reclassifications	10,561	(886)	620
Amounts reclassified from accumulated other comprehensive income (loss)	(25)	326	(8)
Total other comprehensive income (loss)	10,536	(560)	612
Reclassification of certain income tax effects from accumulated other comprehensive income (loss)			565
Reclassification of equity securities from accumulated other comprehensive income (loss)		(278)
Ending balance	12,883	2,347	3,185
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,799)	(4,309)	(4,345)
Other comprehensive income (loss) before reclassifications	(2,333)	393	553
Amounts reclassified from accumulated other comprehensive income (loss)	123	117	247
Total other comprehensive income (loss)	(2,210)	510	800
Reclassification of certain income tax effects from accumulated other comprehensive income (loss)			(764)
Ending balance	(6,009)	(3,799)	(4,309)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,452)	(1,124)	(2,337)
Other comprehensive income (loss) before reclassifications	8,228	(493)	1,173
Amounts reclassified from accumulated other comprehensive income (loss)	98	443	239
Total other comprehensive income (loss)	8,326	(50)	1,412
Reclassification of certain income tax effects from accumulated other comprehensive income (loss)			(199)
Reclassification of equity securities from accumulated other comprehensive income (loss)		(278)
Ending balance	$ 6,874	$ (1,452)	$ (1,124)